Land, Buildings, Equipment and Software, Net (Details) (USD $) In Millions, unless otherwise specified																	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Building and building equipment [Member]	Dec. 31, 2011 Building and building equipment [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2012 Plant machinery [Member]	Dec. 31, 2011 Plant machinery [Member]	Dec. 31, 2012 Office furniture and equipment [Member]	Dec. 31, 2011 Office furniture and equipment [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2012 Construction in progress [Member]	Dec. 31, 2011 Construction in progress [Member]	Dec. 31, 2012 Minimum [Member] Building and building equipment [Member]	Dec. 31, 2012 Minimum [Member] Plant machinery [Member]	Dec. 31, 2012 Minimum [Member] Office furniture and equipment [Member]	Dec. 31, 2012 Minimum [Member] Other [Member]	Dec. 31, 2012 Maximum [Member] Building and building equipment [Member]	Dec. 31, 2012 Maximum [Member] Plant machinery [Member]	Dec. 31, 2012 Maximum [Member] Office furniture and equipment [Member]	Dec. 31, 2012 Maximum [Member] Other [Member]
Property, Plant, Equipment and Software [Line Items]
Property, Plant and Equipment, Useful Life																	25 years 0 months 0 days	5 years 0 months 0 days	3 years 0 months 0 days	4 years 0 months 0 days	50 years 0 months 0 days	12 years 0 months 0 days	15 years 0 months 0 days	20 years 0 months 0 days
Land, buildings and equipment, gross	$ 5,111	$ 4,861	$ 61	$ 60	$ 1,135	$ 1,121	$ 506	$ 461	$ 1,571	$ 1,557	$ 1,681	$ 1,470	$ 83	$ 99	$ 74	$ 93
Accumulated depreciation	(3,555)	(3,249)
Land, buildings and equipment, net	$ 1,556	$ 1,612